CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves | $	$ 1,236		$ 1,686
Ordinary shares, par value | ₪ / shares		₪ 0.05		₪ 0.05
Ordinary shares, shares authorized	60,000,000		60,000,000
Ordinary shares, shares issued	52,913,976		52,619,945
Ordinary shares, shares outstanding	43,188,850		44,778,847
Treasury stock, ordinary shares	9,725,128		7,841,098